Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 720,000.00
Total Fee Amount	99.43
Total Offset Amount	0.00
Net Fee	$ 99.43
Offering Table N/A
Offset Table N/A	N/A